Fair Value (Details) - Schedule of reconciliation of fair values - Fair Value, Inputs, Level 3 [Member] - Senior Convertible Notes [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Senior Convertible Notes
Beginning fair value	$ 18,000,000	$ 17,305,000
Principal payments in cash and Common Stock		(5,337,273)
Change in fair value reported in the statements of operations	(665,000)	2,884,273
Change in fair value reported in other comprehensive income	(30,000)	(245,000)
Ending fair value balance	$ 17,305,000	$ 14,607,000